Annual Fund Operating Expenses	Oct. 09, 2026
American Drive Moderate Allocation Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
American Drive Moderate Allocation Portfolio | American Drive Moderate Allocation Portfolio Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.75%	[2]
Fee Waiver or Reimbursement	0.09%
Net Expenses (as a percentage of Assets)	0.66%	[3]
American Drive Moderate Allocation Portfolio | American Drive Moderate Allocation Portfolio Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.00%	[2]
Fee Waiver or Reimbursement	0.09%
Net Expenses (as a percentage of Assets)	0.91%	[3]
American Drive Aggressive Allocation Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
American Drive Aggressive Allocation Portfolio | American Drive Aggressive Allocation Portfolio Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[4]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.87%	[5]
Fee Waiver or Reimbursement	0.09%
Net Expenses (as a percentage of Assets)	0.76%	[6]
American Drive Aggressive Allocation Portfolio | American Drive Aggressive Allocation Portfolio Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%	[4]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.12%	[5]
Fee Waiver or Reimbursement	0.09%
Net Expenses (as a percentage of Assets)	1.01%	[6]

[1]	Other expenses are based on estimated expenses for the current fiscal year.
[2]	Hantz Financial Services, Inc. (the “Adviser”) has entered into subadvisory agreements with various subadvisers and sub-subadvisers. The subadvisers, sub-subadvisers or their respective affiliates may serve as investment advisers or subadvisers to other registered investment companies, including exchange-traded funds and mutual funds (the “Affiliated Funds”). Pursuant to a subadvisory agreement, the subadvisers and/or sub-subadvisers may invest a portion of the Fund’s assets allocated to them in Affiliated Funds advised or subadvised by such subadviser, sub-subadviser or its affiliates. Each subadviser and/or sub-subadviser will waive its management fee on any portion of the Fund’s assets that are invested in Affiliated Funds advised or subadvised by such subadviser, sub-subadviser or its affiliates.
[3]	The Adviser has contractually agreed to reimburse the Fund to the extent that the Fund’s annualized expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions and transactional and other investment-related costs and expenses, payments under a Fund’s investment management contract, borrowings, acquired fund fees and expenses, distribution and shareholder servicing fees (whether paid pursuant to a Rule 12b-1 plan or otherwise), foreign tax reclaim expenses, expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary or non-routine expenses such as litigation or potential litigation and indemnification costs, costs incurred in connection with any merger or reorganization with, or the acquisition of all or substantially all of the assets of, another fund, redomiciling the Fund, or expenses incurred in the formation and organization of the Fund and the initial registration and offering of the Fund shares) exceed 0.05% of average daily net assets for Class I shares and Class S shares. This agreement is effective through December 31, 2027 and may not be terminated without the consent of the Board of Trustees prior to that date. Hantz Financial may recoup amounts previously waived or reimbursed for a period not to exceed three years from the date on which such waiver or reimbursement was made, provided that the Fund’s total annualized expenses (after recoupment) do not exceed the lesser of (a) the expense limit in effect at the time of the waiver and (b) the expense limit in effect at the time of the recoupment.
[4]	Other expenses are based on estimated expenses for the current fiscal year.
[5]	Hantz Financial Services, Inc. (the “Adviser”) has entered into subadvisory agreements with various subadvisers and sub-subadvisers. The subadvisers, sub-subadvisers or their respective affiliates may serve as investment advisers or subadvisers to other registered investment companies, including exchange-traded funds and mutual funds (the “Affiliated Funds”). Pursuant to a subadvisory agreement, the subadvisers and/or sub-subadvisers may invest a portion of the Fund’s assets allocated to them in Affiliated Funds advised or subadvised by such subadviser, sub-subadviser or its affiliates. Each subadviser and/or sub-subadviser will waive its management fee on any portion of the Fund’s assets that are invested in Affiliated Funds advised or subadvised by such subadviser, sub-subadviser or its affiliates.
[6]	The Adviser has contractually agreed to reimburse the Fund to the extent that the Fund’s annualized expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions and transactional and other investment-related costs and expenses, payments under a Fund’s investment management contract, borrowings, acquired fund fees and expenses, distribution and shareholder servicing fees (whether paid pursuant to a Rule 12b-1 plan or otherwise), foreign tax reclaim expenses, expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary or non-routine expenses such as litigation or potential litigation and indemnification costs, costs incurred in connection with any merger or reorganization with, or the acquisition of all or substantially all of the assets of, another fund, redomiciling the Fund, or expenses incurred in the formation and organization of the Fund and the initial registration and offering of the Fund shares) exceed 0.05% of average daily net assets for Class I shares and Class S shares. This agreement is effective through December 31, 2027 and may not be terminated without the consent of the Board of Trustees prior to that date. Hantz Financial may recoup amounts previously waived or reimbursed for a period not to exceed three years from the date on which such waiver or reimbursement was made, provided that the Fund’s total annualized expenses (after recoupment) do not exceed the lesser of (a) the expense limit in effect at the time of the waiver and (b) the expense limit in effect at the time of the recoupment.